Revenue Attributed to Countries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue:
Revenues	$ 374,073		$ 407,113		$ 355,966
United States
Revenue:
Revenues	189,421		202,012		179,893
United Kingdom
Revenue:
Revenues	53,353		56,220		56,012
Netherlands
Revenue:
Revenues	8,561		10,178		7,623
Other Countries
Revenue:
Revenues	$ 122,738	[1]	$ 138,703	[1]	$ 112,438	[1]

[1]	No individual country represented more than 10% of the respective totals.